CONSOLIDATED STATEMENTS OF CASH FLOWS - Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
Accounts receivable (Note 8)	$ (82)	$ (62)
Due from related parties	(34)	(84)
Materials and supplies (Note 9)	5	(10)
Prepaid expenses and other assets	(27)	14
Other long-term assets	(34)	(14)
Accounts payable	6	20
Accrued liabilities	132	42
Unearned revenue (Note 14)	124	151
Due to related parties	129	30
Accrued interest (Note 14)	30	30
Long-term accounts payable and other long-term liabilities (Note 15)	6	6
Post-retirement and post-employment benefit liability	48	77
Changes in non-cash balances related to operations, Total	303	200
Capital Expenditure [Abstract]
Capital investments in property, plant and equipment	(2,953)	(2,380)
Capital investments in intangible assets	(92)	(128)
Capital investments	(3,045)	(2,508)
Reconciling items in property, plant and equipment	248	58
Reconciling items in intangible assets	7	(3)
Reconciling items	255	55
Cash outflow for capital expenditures – property, plant and equipment	(2,705)	(2,322)
Cash outflow for capital expenditures – intangible assets	(85)	(131)
Cash outflow for capital expenditures	(2,790)	(2,453)
Net interest paid	637	581
Income taxes paid	$ 35	$ 43